Income Taxes	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Income Taxes
17.	INCOME TAXES
Rate Reconciliation
The
provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2019 – 26.5%):

	December 31, 2020	December 31, 2019

Loss before income taxes	$ (263,429)	$ (131,939)

	26.5%	26.5%

Tax expense calculated using statutory rates	(69,809)	(34,964)

Expenses not deductible (earnings not taxable)	(1,185)	(2,520)

Change in tax benefits not recognized	70,994	37,484

Current and deferred mining taxes	-	(3,181)

Income tax expenses	$ -	$ (3,181)

Current income tax expense	$ -	$ (7)

Deferred tax expense	$ -	$ (3,174)
Components of deferred tax assets and liabilities

	December 31, 2020	December 31, 2019

Deferred tax liabilities

Inventory	$(449)	$717

Property, plant & equipment	(30)	(6,562)

Derivative assets and debt	(519)	(53)

Deferred tax asset

Non-capital & capital l oss carryforward s	998	5,898

	$-		$-

Unrecognized deferred tax assets
Deductible temporary differences for which def
e
rred tax assets have not been recognized are attributable to the following:

	December 31, 2020	December 31, 2019

Property, plant and equipment	$104,795	$8,823

Decommissioning and restoration liability	71,923	58,273

Capital losses	426	2,923

Non-capital losses, expiring 2034 to 20 40	351,218	198,701

Share issuance cost	178	150

Secured notes payable	-	5,771

	$528,540	$274,641

The Company also has unrecognized deductible temporary differences of $277.8 million for Northwest Territories Mining Royalty purposes at December 31, 2020 (December 31, 2019 - $57.8 million)